Time charter revenues and related contract balances - Consolidated contract assets, contract liabilities and refund liabilities (Details) - Time Charter Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance	$ 261	$ 279
Additions	402
Reduction for receivables recorded		(18)
Ending Balance	663	261
Beginning balance	(891)	(125)
Additions	(2,746)	(841)
Reduction for receivables recorded	(339)
Reduction for revenue recognized (excluding amortization)		10
Reduction for revenue recognized from previous years		48
Repayments of refund liabilities to charterer		17
Ending balance	$ (3,976)	$ (891)